Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More
Future minimum payments under
non-cancelable
agreements for bandwidth and property management fees consist of the following as of December 31, 2020:

	RMB	US$
	(In millions)
2021	742	114
2022	323	50
2023	135	21
2024	81	12
2025	45	7
Thereafter	47	7

	1,373	211

Future Minimum Lease Payments For Non-cancelable Agreements For Licensed Copyrights and Produced Content
Future minimum payments under
non-cancelable
agreements for licensed copyrights and produced content consist of the following as of December 31, 2020:

	RMB	US$
	(In millions)
2021	10,480	1,606
2022	6,239	956
2023	3,421	524
2024	1,286	197
2025	345	53
Thereafter	—	—

	21,771	3,336